Short-term loans (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Conditions of short-term loans [line items]
Short-term loans represented the notes receivable that were discounted with recourse	¥ 829,000	¥ 1,317,000
Short-term loans	91,896,725	66,311,160
Secured [member]
Conditions of short-term loans [line items]
Net book value of property, plant and equipment	5,025,000	3,400,000
Secured [member] | Property, plant and equipment [member]
Conditions of short-term loans [line items]
Short-term loans	387,000	347,000
Net book value of property, plant and equipment	475,000	347,000
Huaneng Finance [member]
Conditions of short-term loans [line items]
Short-term loans guaranteed by related parties	¥ 9,432,000	¥ 10,059,000
Annual interest rate	2.90% to 4.10%	3.62% to 4.75%
Tiancheng Financial Leasing [member]
Conditions of short-term loans [line items]
Net book value of property, plant and equipment	¥ 858,000	¥ 1,036,000
Short-term loans guaranteed by related parties	¥ 387,000	¥ 347,000
Annual interest rate	3.75% to 4.24%	4.15% to 4.77%
Tiancheng Financial Leasing [member] | Property, plant and equipment [member]
Conditions of short-term loans [line items]
Net book value of property, plant and equipment	¥ 611,000	¥ 722,000
Hong Kong Asset Management
Conditions of short-term loans [line items]
Short-term loans	0	111,000
Short-term loans guaranteed by related parties	¥ 2,294,000	0
Annual interest rate	3.58%
Shandong Luyi Power International Limited Company [member]
Conditions of short-term loans [line items]
Deposit	¥ 148,000	¥ 0